Net financial income (loss) - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 18, 2022 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Interest cost	€ (5,599)	€ (383)		€ 4,676
Valuation impact	6,855	0		0
Non-current financial liabilities	48,608	37,816
Foreign exchange gains	3,277	6,347		104
Proceeds from issuing shares | $			$ 113.3
USD / Euro exchange rate
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	2,100	6,100
Foreign exchange losses		1,600
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest cost	(5,400)
Accumulated variable interest expense accrual		4,200		4,800
Valuation impact	(6,900)
Non-current financial liabilities	27,500
Financial liabilities, at fair value	34,400				€ 34,400
Fixed interest rate | EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest cost	(1,600)
Interest expense on borrowings		€ 1,800		€ 1,700
Floating interest rate | EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest cost	€ (3,700)